Note 15 - Discontinued Operations (Details Textual) $ in Millions	Apr. 10, 2020 CAD ($)
Disposition of Just Energy Japan KK [member]
Statement Line Items [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ (1.1)